Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
Disclosure of rental payments
We are committed to rental payments (excluding our portion of operating costs and rental taxes) under the terms of our office leases. Annual payments under the terms of these leases are as follows:

Amount $
2018	285,987
2019	251,743
2020	159,990
2021	43,130
740,850